Organization	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Organization

(1) Organization

(a)	History of the Company and Reorganization

AIFU Inc. (the “Company”) (formally known as “AIX Inc.” and “Fanhua Inc.”) was incorporated in the Cayman Islands on April 10, 2007 and listed on the Nasdaq on October 31, 2007. On October 31, 2024, the Company changed its name from Fanhua Inc. to AIX Inc. On April 17, 2025, the Company changed its name from AIX Inc. to AIFU Inc. The Company, its subsidiaries and the former consolidated variable interest entities (the “former VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in the provision of agency services in the People’s Republic of China (the “PRC”). It also offered insurance claims adjusting services until January 2025.

In January 2025, the Group disposed of 100% equity interests in Guangdong Meidiya Investment Co., Ltd. (“Meidiya”) to a third party for cash consideration of RMB30,240. Meidiya holds approximately 44.7% of the equity interests of Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. (“FHISLA”) and its subsidiaries (collectively referred to as the “Disposal Group”). The Disposed Group historically constituted the Group’s claims-adjusting segment, over which the Group exercised control through a series of act-in-concert arrangements. Accordingly, the Group deconsolidated the Disposed Group with effect from January 1, 2025 and no longer conducts any material operations in the claims-adjusting business.

On December 27, 2024, the Group transferred all of our interests in Fanhua RONs (Beijing) Technology Co., Ltd. (“Fanhua RONS Technologies”) and Shenzhen Xinbao Investment Co., Ltd. (“Xinbao Investment”) and its subsidiaries (the “former VIEs”) to BGM Group Ltd. (“BGM”) in exchange for BGM’s Class A ordinary shares. Prior to the transaction, the Group performed a series of restructuring to transfer equity interest of Fanhua RONS Technologies and Xinbao Investment to a newly incorporated wholly owned subsidiary through contractual arrangements. The historical contractual arrangements among (x) the Group’s wholly-owned PRC subsidiary Fanhua Group Company and Fanlian Investment, (y) the former consolidated VIEs, and (z) the individual nominee shareholders of the consolidated VIEs (the “Contractual Arrangements”) were terminated at the date of closing the transaction with BGM. Since then the Group owned no VIEs subsidiaries.

On December 27, 2023, securities exchange agreements (the “Agreements”) were entered into by and among MAASE Inc. (“MAASE”, formerly known as “Highest Performances Holdings Inc.” and “Puyi Inc.”) and certain shareholders of the Company (the “Selling Shareholders”). Upon the terms and subject to the conditions of the Agreements, MAASE issued and allotted to the Selling Shareholders an aggregate of 284,113,314 MAASE ordinary shares (equivalent to 3,156,814 Class A ordinary shares giving effect to MAASE’s 1-for-90 reverse share split effective on June 20, 2025), and in exchange, the Selling Shareholders sold to MAASE an aggregate of 568,226,628 ordinary shares of the Company (equivalent to 1,420,567 Class A ordinary shares giving effect to the Company’s 1-for-400 reverse share split effective on May 21, 2025) that they beneficially owned (the “Transaction”). The transaction was closed on December 31, 2023. As a result, MAASE became the controlling shareholder of the Company, owning approximately 50.07% of the Company’s equity interests at that date.

Change in control in 2025

During the year ended December 31, 2025, the Group completed the following transactions: (i) on January 2,2025, issuance of 2,500,000 Class B ordinary shares (as adjusted for the 1-for-400 reverse share split effective May 21, 2025), of which 1,225,000 Class B ordinary shares to Infinew Limited and 1,275,000 Class B ordinary shares to MAASE Inc; (ii) on July 23, 2025, a private placement offering of 10,000,000 Class A ordinary shares; (ii) on January 2,2025, 2,500,000 Class B ordinary shares, of which 1,225,000 Class B ordinary shares to Infinew Limited and 1,275,000 Class B ordinary shares to MAASE Inc.and (ii) on December 22, 2025, issuance of 5,000,000 Class B ordinary shares to Expansion Group Ltd.

As a result of the Class B Share Issuance, Expansion Group Ltd acquired 23.88% of the Group’s equity interests and 65.49% of the Group’s voting power and became the new controlling shareholder. As a result of both transactions, MAASE’s shareholding was diluted to 7.85% and its voting power to 16.75%, and MAASE ceased to be a controlling shareholder.